Exhibit 99.1

World Omni Select Auto Trust 2024-A
Monthly Servicer Certificate
December 31, 2024

Dates Covered
Collections Period	12/01/24 - 12/31/24
Interest Accrual Period	12/16/24 - 01/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/24	682,322,182.42	23,873
Principal Payments	22,540,279.19	585
Defaulted Receivables	3,791,502.57	131
Repurchased Accounts	0.00	0
Pool Balance at 12/31/24	655,990,400.66	23,157

Pool Statistics	$ Amount	# of Accounts
Pool Factor	82.21%
Prepayment ABS Speed	1.99%
Aggregate Starting Principal Balance	797,946,062.88	26,473

Delinquent Receivables:
Past Due 31-60 days	30,251,158.19	1,167
Past Due 61-90 days	8,495,577.96	327
Past Due 91-120 days	2,221,702.71	86
Past Due 121+ days	0.00	0
Total	40,968,438.86	1,580

Total 31+ Delinquent as % Ending Pool Balance	6.25%
Total 61+ Delinquent as % Ending Pool Balance	1.63%
Delinquency Trigger Occurred	NO

Recoveries	1,158,223.08
Aggregate Net Losses/(Gains) - December 2024	2,633,279.49
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	4.63%
Prior Net Losses/(Gains) Ratio	2.77%
Second Prior Net Losses/(Gains) Ratio	2.71%
Third Prior Net Losses/(Gains) Ratio	0.69%
Four Month Average	2.70%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.80%

Overcollateralization Target Amount	39,359,424.04
Actual Overcollateralization	35,698,243.33
Weighted Average Contract Rate	10.77%
Weighted Average Remaining Term	61.71

Flow of Funds	$ Amount
Collections	29,735,645.09
Investment Earnings on Cash Accounts	18,481.76
Servicing Fee	(710,752.27)
Transfer to Collection Account	-
Available Funds	29,043,374.58

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	2,092,982.70
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	158,464.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	254,347.92
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	26,537,579.13
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	-

Total Distributions of Available Funds	29,043,374.58

Servicing Fee	710,752.27
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	610,430,000.00
Original Class B	36,710,000.00
Original Class C	57,050,000.00
Original Class D	39,900,000.00
Original Class E	29,920,000.00

Total Class A, B, C, D, & E
Note Balance @ 12/16/24	646,829,736.46
Principal Paid	26,537,579.13
Note Balance @ 01/15/25	620,292,157.33

Class A-1
Note Balance @ 12/16/24	7,819,736.46
Principal Paid	7,819,736.46
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-2a
Note Balance @ 12/16/24	215,250,000.00
Principal Paid	14,124,507.05
Note Balance @ 01/15/25	201,125,492.95
Note Factor @ 01/15/25	93.4380920%

Class A-2b
Note Balance @ 12/16/24	70,000,000.00
Principal Paid	4,593,335.62
Note Balance @ 01/15/25	65,406,664.38
Note Factor @ 01/15/25	93.4380920%

Class A-3
Note Balance @ 12/16/24	190,180,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	190,180,000.00
Note Factor @ 01/15/25	100.0000000%

Class B
Note Balance @ 12/16/24	36,710,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	36,710,000.00
Note Factor @ 01/15/25	100.0000000%

Class C
Note Balance @ 12/16/24	57,050,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	57,050,000.00
Note Factor @ 01/15/25	100.0000000%

Class D
Note Balance @ 12/16/24	39,900,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	39,900,000.00
Note Factor @ 01/15/25	100.0000000%

Class E
Note Balance @ 12/16/24	29,920,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	29,920,000.00
Note Factor @ 01/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,505,795.45
Total Principal Paid	26,537,579.13
Total Paid	29,043,374.58

Class A-1
Coupon	5.54500%
Interest Paid	36,133.70
Principal Paid	7,819,736.46
Total Paid to A-1 Holders	7,855,870.16

Class A-2a
Coupon	5.37000%
Interest Paid	963,243.75
Principal Paid	14,124,507.05
Total Paid to A-2a Holders	15,087,750.80

Class A-2b
SOFR Rate	4.59757%
Coupon	5.21757%
Interest Paid	304,358.25
Principal Paid	4,593,335.62
Total Paid to A-2b Holders	4,897,693.87

Class A-3
Coupon	4.98000%
Interest Paid	789,247.00
Principal Paid	0.00
Total Paid to A-3 Holders	789,247.00

Class B
Coupon	5.18000%
Interest Paid	158,464.83
Principal Paid	0.00
Total Paid to B Holders	158,464.83

Class C
Coupon	5.35000%
Interest Paid	254,347.92
Principal Paid	0.00
Total Paid to C Holders	254,347.92

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.2374200
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	34.2858350
Total Distribution Amount	37.5232550

A-1 Interest Distribution Amount	0.2676570
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	57.9239738
Total A-1 Distribution Amount	58.1916308

A-2a Interest Distribution Amount	4.4750000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	65.6190804
Total A-2a Distribution Amount	70.0940804

A-2b Interest Distribution Amount	4.3479750
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	65.6190803
Total A-2b Distribution Amount	69.9670553

A-3 Interest Distribution Amount	4.1500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.1500000

B Interest Distribution Amount	4.3166666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.3166666

C Interest Distribution Amount	4.4583334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4583334

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 12/16/24	3,989,730.31
Investment Earnings	14,859.16
Investment Earnings Paid	(14,859.16)
Deposit/(Withdrawal)	-
Balance as of 01/15/25	3,989,730.31
Change	-

Required Reserve Amount	3,989,730.31

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2024-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.